Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,159,763	$ 3,616,698	$ 5,136,153	$ 5,944,190	$ 4,118,120
Cost of revenues	(2,872,004)	(2,131,738)	(3,454,368)	(4,406,421)	(3,093,340)
Gross profit	1,287,759	1,484,960	1,681,785	1,537,769	1,024,780
Operating expenses
Selling and marketing expenses	(192,276)	(11,540)	(18,030)	(36,194)	(24,693)
General and administrative expenses	(1,166,858)	(1,663,952)	(1,259,364)	(1,094,962)	(801,329)
Audit fees			(362,149)	(7,908)
Total operating expenses	(1,359,134)	(1,675,492)	(1,639,543)	(1,139,064)	(826,022)
Operating income (loss)	(71,375)	(190,532)	42,242	398,705	198,758
Other income (expenses), net
Other income, net	8,404	23,892	111,837	23,019	45,652
Interest income	2,399	396	518	21	63
Interest expense	(357,551)	(20,922)	(46,179)	(77,757)	(88,289)
Total other income (expenses), net	(346,748)	3,366	66,176	(54,717)	(42,574)
Income (loss) before taxes	(418,123)	(187,166)	108,418	343,988	156,184
Provision for income taxes		(83,742)		(208,141)	(294,716)
Net income (loss)	(418,123)	(270,908)	108,418	135,847	(138,532)
Less: net loss attributable to non-controlling interests	(1,723)	(65,476)	(21,775)	(322,820)	(137,999)
Net income (loss) attributable to the shareholders of the Company	(416,400)	(205,432)	130,193	458,667	(533)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,879	37,270	(22,704)	(1,920)	7,751
Total comprehensive income (loss)	(404,244)	(233,638)	85,714	133,927	(130,781)
Less: total comprehensive loss attributable to non-controlling interests	1,498	(55,938)	(27,621)	(323,458)	(136,396)
Total comprehensive income attributable to the shareholders of the Company	$ (405,742)	$ (177,700)	$ 113,335	$ 457,385	$ 5,615
Earning per share – basic (in Dollars per share)	$ (0.04)	$ (0.34)	$ 0.18	$ 0.8	$ 0
Earning per share – diluted (in Dollars per share)	$ (0.03)	$ (0.34)	$ 0.18	$ 0.8	$ 0
Weighted average shares outstanding – basic (in Shares)	10,149,386	601,830	615,135	575,930	560,000
Weighted average shares outstanding – diluted (in Shares)	14,770,914	601,830	615,135	575,930	560,000